Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Segment	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($) Segment	Mar. 31, 2022 USD ($) Segment	Jun. 30, 2020 Segment	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 14,825,000			$ 14,825,000		$ 14,836,000	$ 15,202,000
Impairment of acquired intangible assets	$ 0	$ 0	$ 129,400,000			$ 0	129,400,000
Number of reporting units | Segment					1
Number of operating segment | Segment			3	1	1	3
Goodwill, impairment loss						$ 0
Equipment charge						$ 0
Equipment evaluation period						90 days
Advertising and Marketing Costs						$ 252,000	764,000
Reduction of research and development expense resulting from grant						$ 0	$ 290,000
Expected dividend yield	0.00%					0.00%	0.00%
Minimum percentage of recognized tax benefit likelihood of being realized upon ultimate settlement with the tax authority						50.00%
Number of business segments | Segment	3					3
Debt outstanding						$ 0
Right-of-use assets—operating	$ 15,691,000			$ 15,691,000		0
Accumulated deficit	$ (722,552,000)			$ (722,552,000)		$ (663,681,000)	$ (563,563,000)
Accounting Standards Update 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2022			Jan. 01, 2022		Jan. 01, 2022
Change in accounting principle, accounting standards update, adopted	true			true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true			true
Right-of-use assets—operating								$ 15,678,000
Operating lease liability								30,399,000
Accumulated deficit								$ 3,996,000
ASU 2021-04
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2022			Jan. 01, 2022
Change in accounting principle, accounting standards update, adopted	true			true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true			true
Customer Concentration Risk | Accounts Receivable | One Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						47.00%	24.00%
Concentration Risk [Member] | Revenue | One Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						38.00%	13.00%
Concentration Risk [Member] | Revenue | Another customer
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						11.00%